Related party balances and transactions (Amount due from related parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties	$ 2,871		$ 0
Related party H [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,542	[1]	0	[1]
Related party I [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	496	[1]	0	[1]
Related party J [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	627	[2]	0	[2]
Related party L [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 206	[3]	$ 0	[3]

[1]	The balances represent additional capital injection to equity method investees. As of December 31, 2013, the payments were made but the legal process has not been completed.
[2]	The balance mainly represents the receivable for the online marketing service provided to related party J.
[3]	It represents the unsecured interest-free bridge loans provided to related party L.